Financial Liability (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liability [Abstract]
Schedule of Financial Liability
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Warrants at fair value	9,079,707	5,140,921